Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 468,554	$ 1,044
Restricted cash, including consolidated variable interest entities of $39,898 and $2,139 in 2014 and 2013, respectively		70,545	62,321
Accounts receivable, including consolidated variable interest entities of $16,921 and $0 in 2014 and 2013, respectively		32,036	1,556
Deferred income taxes		0	128
Value-added tax (VAT) receivable		0	38,281
Due from SunEdison and affiliates, net		0	0
Prepaid expenses and other current assets		22,637	3,106
Total current assets		593,772	106,436
Property and equipment, net, including consolidated variable interest entities of $1,466,223 and $26,006 in 2014 and 2013, respectively		2,637,139	429,981
Intangible assets, net, including consolidated variable interest entities of $259,004 and $0 in 2014 and 2013, respectively		361,673	22,600
Deferred financing costs, net		42,741	13,105
Restricted cash		10,455	7,401
Deferred income taxes		4,606	0
Other assets, including consolidated variable interest entities of $16,658 and $0 in 2014 and 2013, respectively		18,964	10,765
Total assets	[1]	3,669,350	590,288
Current liabilities:
Current portion of long-term debt and financing lease obligations, including consolidated variable interest entities of $20,907 and $587 in 2014 and 2013, respectively		97,412	38,035
Current portion of capital lease obligations		0	773
Accounts payable, accrued expenses and other current liabilities, including consolidated variable interest entities of $27,284 and $0 in 2014 and 2013, respectively		83,612	9,862
Deferred revenue, including consolidated variable interest entities of $12,941 of $0 in 2014 and 2013, respectively		24,264	428
Due to SunEdison and affiliates, net		186,435	68,744
Total current liabilities		391,723	117,842
Other liabilities:
Long-term debt and financing lease obligations, less current portion, including consolidated variable interest entities of $620,853 and $8,683 in 2014 and 2013, respectively		1,599,277	403,615
Long-term capital lease obligations, less current portion		0	28,398
Deferred revenue, including consolidated variable interest entities of $51,943 and $0 in 2014 and 2013, respectively		52,214	5,376
Deferred income taxes		7,702	6,600
Asset retirement obligations, including consolidated variable interest entities of $32,181 and $1,627 in 2014 and 2013, respectively		78,175	13,005
Total liabilities		2,129,091	574,836
Redeemable non-controlling interests		24,338	0
Stockholders' equity:
Net SunEdison investment		0	2,674
Preferred stock		0	0
Additional paid-in capital		498,263	0
Accumulated deficit		(25,617)	0
Accumulated other comprehensive loss		(1,637)	0
Total TerraForm Power stockholders' equity		472,099	2,674
Non-controlling interests		1,043,822	12,778
Total stockholders' equity		1,515,921	15,452
Total liabilities and stockholders' equity		3,669,350	590,288
Class A Common Stock
Stockholders' equity:
Common Stock		387	0
Common Class B
Stockholders' equity:
Common Stock		645	0
Common Class B1
Stockholders' equity:
Common Stock		$ 58	$ 0

[1]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.